Inventories	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Inventories
INVENTORIES

	US Dollars
Figures in millions	2018	2017	2016
Non-current
Raw materials - ore stockpiles	106	100	84

Current
Raw materials
- ore stockpiles	251	261	233
- heap-leach inventory	3	5	3
Work in progress
- metals in process	44	58	77
Finished goods
- gold doré/bullion	57	59	60
- by-products	—	5	4
Total metal inventories	355	388	377
Mine operating supplies	297	295	295
	652	683	672
Total inventories(1)	758	783	756

(1)
The amount of the write-down of ore stockpiles, metals in process, by-products and mine operating supplies to net realisable value, and recognised as an expense during the year in special items or cost of sales is $19m (2017: $17m; 2016: $30m).